The Company - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions								1 Months Ended	12 Months Ended
	Mar. 26, 2018 EUR (€) shares	Mar. 26, 2018 USD ($) shares	Mar. 23, 2018 € / shares shares	Mar. 23, 2018 $ / shares shares	Mar. 21, 2018 € / shares	Mar. 21, 2018 $ / shares	Jun. 21, 2016 Director	Sep. 30, 2016 Patient	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure Of Company [Line items]
Shares issued									3,366,296	3,309,539	2,606,435
Proceeds from offering of shares	€ 140.8	$ 172.5
Number of directors after additions | Director							8
Common Shares [member]
Disclosure Of Company [Line items]
Underwritten ordinary shares			3,527,752	3,527,752
Shares issued	208,802	208,802
Number of additional shares issued	529,162	529,162
American depositary receipts [member] | Common Shares [member]
Disclosure Of Company [Line items]
Shares issued	417,604	417,604
Exchange rate			1.2246	1.2246	1.2246	1.2246
Public offering [member] | Common Shares [member]
Disclosure Of Company [Line items]
Shares issued			1,392,015	1,392,015
Public offering [member] | American depositary receipts [member] | Common Shares [member]
Disclosure Of Company [Line items]
Shares issued			2,784,030	2,784,030
Share offering price | $ / shares				$ 21.26		$ 21.26
Concurrent private placement [member] | Common Shares [member]
Disclosure Of Company [Line items]
Shares issued			2,135,737	2,135,737
Share offering price | € / shares			€ 34.71		€ 34.71
Viaskin Peanut [member] | Bottom of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated									4 years
Viaskin Peanut [member] | Top of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated									11 years
Viaskin Milk [member]
Disclosure Of Company [Line items]
Number of patients evaluated | Patient								198
Viaskin Milk [member] | Bottom of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated								2 years
Viaskin Milk [member] | Top of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated								17 years